INVENTORIES	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
INVENTORIES
17.	INVENTORIES

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Raw materials and consumables	12,654	10,556
Work-in-progress	6,940	8,239
Finished goods	12,427	11,564

	32,021	30,359

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$6,716,000 (2018: US$6,299,000). Cost of sales in 2019 includes inventories expensed of US$50,748,000 (2018: US$55,285,000), (2017: US$54,904,000).

The movement on the inventory provision for the three year period to December 31, 2019 is as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Opening provision at January 1	6,299	7,543	10,017
Charged during the year	1,567	480	2,561
Utilised during the year	(1,150)	(1,544)	(4,749)
Released during the year	-	(180)	(286)

Closing provision at December 31	6,716	6,299	7,543

During 2019, US$Nil (2018: US$180,000), (2017: US$286,000) of inventory provision relating to net realisable value was released to the statement of operations following a current year review of inventory usage.